6. INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Inventories, Net
Purchased Technology and exlusivity rights (Estimated Useful Life 7 years)	$ 10,122	$ 2,550
Less: accumulated amortization	1,938	1,618
Total intangible Assets	$ 8,184	$ 932